SCHEDULE OF INVESTMENTS

Global Bond (in thousands)	MARCH 31, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Argentina
Energy – 1.6%
Pampa Energia S.A.
7.500%, 1-24-27(A)(B)	$150	$100
Pan American Energy LLC
7.875%, 5-7-21	67	58
YPF Sociedad Anonima
8.500%, 3-23-21(A)	200	135

		293

Total Argentina - 1.6%		$293

Australia
Utilities – 1.1%
Ausgrid Finance Pty Ltd.
3.850%, 5-1-23(A)	200	210

Total Australia - 1.1%		$210

Austria
Consumer Staples – 1.0%
JBS Investments II GmbH (GTD by JBS S.A.)
5.750%, 1-15-28(A)	200	194

Total Austria - 1.0%		$194

Bermuda
Consumer Staples – 0.6%
Bacardi Ltd.
4.450%, 5-15-25(A)	100	105

Total Bermuda - 0.6%		$105

Brazil
Energy – 0.0%
Lancer Finance Co. (SPV) Ltd.
5.850%, 12-12-16(A)(C)	15	—*

Financials – 0.0%
Banco Cruzeiro do Sul S.A.
7.000%, 7-8-13(C)	96	—*

Industrials – 0.9%
Cosan Ltd.
5.500%, 9-20-29(A)(B)	200	163

Materials – 2.4%
CSN Resources S.A.
7.625%, 2-13-23(A)	200	139
Fibria Overseas Finance Ltd.
4.000%, 1-14-25	150	139
Vale Overseas Ltd.
6.250%, 8-10-26	150	162

		440

Utilities – 1.0%
Aegea Finance S.a.r.l.
5.750%, 10-10-24(A)	200	184

Total Brazil - 4.3%		$787

Canada
Energy – 0.5%
TransCanada PipeLines Ltd.
4.250%, 5-15-28	100	102

Financials – 0.3%
Royal Bank of Canada
4.650%, 1-27-26	50	52

Materials – 0.9%
First Quantum Minerals Ltd.
6.875%, 3-1-26(A)	200	160

Total Canada - 1.7%		$314

Cayman Islands
Financials – 0.9%
Itau Unibanco Holdings S.A.
4.625%, 8-27-68(A)	200	164

Industrials – 0.5%
LATAM Finance Ltd.
7.000%, 3-1-26(A)	200	91

Total Cayman Islands - 1.4%		$255

Chile
Energy – 0.6%
GeoPark Ltd.
6.500%, 9-21-24(A)	200	114

Financials – 1.0%
Banco del Estado de Chile
2.704%, 1-9-25(A)	200	186

Materials – 1.0%
Celulosa Arauco y Constitucion S.A.
4.500%, 8-1-24	200	188

Utilities – 0.4%
Enel Chile S.A.
4.875%, 6-12-28	80	79

Total Chile - 3.0%		$567

China
Communication Services – 2.2%
Tencent Holdings Ltd.
2.985%, 1-19-23(A)	200	204
Weibo Corp.
3.500%, 7-5-24	200	200

		404

Consumer Discretionary – 1.1%
Alibaba Group Holding Ltd.
3.400%, 12-6-27	200	210

Total China - 3.3%		$614

Columbia
Financials – 1.0%
Banco de Bogota S.A.
5.375%, 2-19-23(A)	200	195

Utilities – 1.3%
Emgesa S.A. E.S.P.

8.750%, 1-25-21(D)	COP302,000	75
Empresas Publicas de Medellin E.S.P.
4.250%, 7-18-29(A)	$200	170

		245

Total Columbia - 2.3%		$440

Denmark
Financials – 1.0%
Danske Bank A.S.
2.700%, 3-2-22(A)	200	191

Total Denmark - 1.0%		$191

France
Financials – 1.0%
BNP Paribas S.A.
7.625%, 12-29-49(A)	200	195

Total France - 1.0%		$195

Hong Kong
Financials – 1.1%
Bangkok Bank Public Co. Ltd.
4.050%, 3-19-24(A)	200	211

Total Hong Kong - 1.1%		$211

India
Utilities – 1.9%
Adani Electricity Mumbai Ltd.
3.949%, 2-12-30(A)	200	164
Adani Green Energy (UP) Ltd., Parampujya Solar Energy Private Ltd. and Prayatna Developers Private Ltd.
6.250%, 12-10-24(A)	200	176

		340

Total India - 1.9%		$340

Indonesia
Utilities – 2.3%
Perusahaan Listrik Negara:
5.450%, 5-21-28(A)	200	209
5.375%, 1-25-29(A)	200	208

		417

Total Indonesia - 2.3%		$417

Isle of Man
Consumer Discretionary – 0.9%
GOHL Capital Ltd.
4.250%, 1-24-27	200	164

Total Isle of Man - 0.9%		$164

Japan
Financials – 1.8%
Mitsubishi UFJ Financial Group, Inc.
3.287%, 7-25-27	100	104
Sumitomo Mitsui Financial Group, Inc.:
3.748%, 7-19-23	110	115

3.936%, 10-16-23	100	105

		324

Total Japan - 1.8%		$324

Luxembourg
Consumer Staples – 1.0%
Minerva Luxembourg S.A.
5.875%, 1-19-28(A)	200	176

Industrials – 1.1%
Rumo Luxembourg S.a.r.l.
7.375%, 2-9-24(A)	200	200

Total Luxembourg - 2.1%		$376

Mauritius
Industrials – 1.0%
HTA Group Ltd.
9.125%, 3-8-22(A)	200	186

Total Mauritius - 1.0%		$186

Mexico
Consumer Staples – 1.6%
Grupo Bimbo S.A.B. de C.V.:
4.875%, 6-30-20(A)	100	101
3.875%, 6-27-24(A)	200	197

		298

Energy – 0.4%
Petroleos Mexicanos
6.490%, 1-23-27(A)	100	74

Financials – 0.8%
Banco Santander S.A.
4.125%, 11-9-22(A)	150	145

Industrials – 1.3%
Aerovias de Mexico S.A. de C.V. (GTD by Grupo Aeromexico S.A.B. de C.V.)
7.000%, 2-5-25(A)	200	60
Alfa S.A.B. de C.V.
5.250%, 3-25-24(A)	200	187

		247

Materials – 1.0%
CEMEX S.A.B. de C.V.
7.750%, 4-16-26(A)	200	179

Total Mexico - 5.1%		$943

Netherlands
Communication Services – 1.0%
VTR Finance B.V.
6.875%, 1-15-24(A)	200	182

Consumer Discretionary – 1.0%
Prosus N.V.
3.680%, 1-21-30(A)	200	181

Financials – 2.0%
Enel Finance International N.V.
4.625%, 9-14-25(A)	200	211
Syngenta Finance N.V.
5.182%, 4-24-28(A)	200	171

		382

Health Care – 1.0%
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.)
6.750%, 3-1-28(B)	200	194

Materials – 0.8%
Braskem Netherlands B.V.
4.500%, 1-31-30(A)	200	156

Total Netherlands - 5.8%		$1,095

Nigeria
Financials – 1.0%
Africa Finance Corp.
4.375%, 4-17-26(A)	200	195

Total Nigeria - 1.0%		$195

Norway
Energy – 1.4%
Aker BP ASA:
6.000%, 7-1-22(A)	150	134
4.750%, 6-15-24(A)	150	126

		260

Total Norway - 1.4%		$260

Peru
Financials – 0.8%
Banco de Credito del Peru
4.250%, 4-1-23(A)	150	148

Utilities – 0.9%
Fenix Power Peru S.A.
4.317%, 9-20-27	185	164

Total Peru - 1.7%		$312

Qatar
Energy – 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298%, 9-30-20(A)	14	14

Total Qatar - 0.1%		$14

Singapore
Consumer Staples – 0.5%
Olam International Ltd.
7.500%, 8-12-20	100	97

Total Singapore - 0.5%		$97

South Korea
Financials – 3.6%
Hyundai Capital Services, Inc.
2.983%, 8-29-22(A)	210	209
Korea Development Bank
3.250%, 2-19-24	200	212
Woori Bank
2.625%, 7-20-21(A)	250	251

		672

Total South Korea - 3.6%		$672

Spain
Financials – 1.1%
Banco Santander S.A.
2.706%, 6-27-24	200	198

Total Spain - 1.1%		$198

United Arab Emirates
Consumer Discretionary – 0.9%
GEMS MENASA Cayman Ltd. and GEMS Education Delaware LLC
7.125%, 7-31-26(A)	200	166

Energy – 1.1%
Abu Dhabi National Energy Co.
4.375%, 4-23-25(A)	200	201

Total United Arab Emirates - 2.0%		$367

United Kingdom
Consumer Staples – 2.1%
Imperial Tobacco Finance plc
3.750%, 7-21-22(A)	200	200
MARB BondCo plc
6.875%, 1-19-25(A)	200	180

		380

Financials – 4.5%
ANZ New Zealand International Ltd.
3.450%, 1-21-28(A)	200	203
HSBC Holdings plc
4.583%, 6-19-29	300	319
Royal Bank of Scotland Group plc (The)
6.000%, 12-19-23	100	104
State Bank of India
4.875%, 4-17-24(A)	200	202

		828

Total United Kingdom - 6.6%		$1,208

United States
Communication Services – 1.2%
T-Mobile USA, Inc.
6.000%, 3-1-23	230	231

Consumer Discretionary – 1.1%
Volkswagen Group of America, Inc.
4.250%, 11-13-23(A)	200	198

Consumer Staples – 3.2%
Bunge Ltd. Finance Corp.
3.500%, 11-24-20	250	252
Keurig Dr Pepper, Inc.
4.597%, 5-25-28	125	137
Reynolds American, Inc.
4.450%, 6-12-25	200	204

		593

Financials – 5.8%
Bank of America Corp.
3.593%, 7-21-28	125	128

BBVA Bancomer S.A.
5.875%, 9-13-34(A)	200	167
Citigroup, Inc.
3.520%, 10-27-28	125	125
Ford Motor Credit Co. LLC
3.096%, 5-4-23	200	177
Goldman Sachs Group, Inc. (The)
3.814%, 4-23-29	100	103
JPMorgan Chase & Co.:
3.540%, 5-1-28(B)	118	124
4.000%, 10-1-68	50	43
TerraForm Global Operating LLC (GTD by TerraForm Global LLC)
6.125%, 3-1-26(A)	50	49
Wells Fargo & Co.
4.300%, 7-22-27	125	134

		1,050

Health Care – 1.0%
Fresenius U.S. Finance II, Inc.:
4.250%, 2-1-21(A)	100	101
4.500%, 1-15-23(A)	75	75

		176

Industrials – 1.0%
Azul Investments LLP
5.875%, 10-26-24(A)	200	110
BAE Systems Holdings, Inc.
3.800%, 10-7-24(A)	75	78

		188

Materials – 1.3%
Freeport-McMoRan, Inc.
4.250%, 3-1-30	170	148
Glencore Funding LLC
4.125%, 3-12-24(A)	100	92

		240

Real Estate – 0.5%
Aircastle Ltd.
4.400%, 9-25-23	100	97

Total United States - 15.1%		$2,773

Venezuela
Financials – 0.9%
Corporacion Andina de Fomento
3.250%, 2-11-22	150	156

Total Venezuela - 0.9%		$156

TOTAL CORPORATE DEBT SECURITIES – 78.3%		$14,473

(Cost: $15,780)

OTHER GOVERNMENT SECURITIES(E)

Argentina – 0.4%
Republic of Argentina:
6.875%, 4-22-21	150	43
5.625%, 1-26-22	100	29

		72

Indonesia – 2.4%
Republic of Indonesia:
3.750%, 4-25-22(A)	250	252

2.950%, 1-11-23	200	198

		450

Mexico – 1.0%
United Mexican States
3.250%, 4-16-30	200	187

Panama – 1.1%
Republic of Panama
3.750%, 4-17-26	200	202

Qatar – 2.2%
Qatar Government Bond:
2.375%, 6-2-21(A)	200	199
3.875%, 4-23-23	200	206

		405

Saudi Arabia – 1.3%
Saudi Arabia Government Bond
2.375%, 10-26-21(A)	250	247

Turkey – 1.0%
Turkey Government Bond
6.350%, 8-10-24	200	189

Uruguay – 0.3%
Republica Orient Uruguay
4.500%, 8-14-24(B)	50	53

TOTAL OTHER GOVERNMENT SECURITIES – 9.7%		$1,805

(Cost: $2,010)

UNITED STATES GOVERNMENT OBLIGATIONS

United States – 10.1%
U.S. Treasury Notes:
1.500%, 1-15-23	150	155
2.125%, 9-30-24	400	432
2.250%, 11-15-25	450	494
1.750%, 12-31-26	200	216
2.375%, 5-15-27	125	141
1.625%, 8-15-29	200	217
1.750%, 11-15-29	200	220

		1,875

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 10.1%		$1,875

(Cost: $1,723)

SHORT-TERM SECURITIES	Shares
Money Market Funds (F) – 2.9%
State Street Institutional U.S. Government Money Market Fund - Premier Class
0.310%	111	111

Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares
0.390%(G)	419	419

		530

TOTAL SHORT-TERM SECURITIES – 2.9%		$530

(Cost: $530)

TOTAL INVESTMENT SECURITIES – 101.0%		$18,683

(Cost: $20,043)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.0)%		(186)

NET ASSETS – 100.0%		$18,497

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020 the total value of these securities amounted to $10,071 or 54.4% of net assets.

(B)	All or a portion of securities with an aggregate value of $504 are on loan.
(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (COP - Columbian Peso).
(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(F)	Rate shown is the annualized 7-day yield at March 31, 2020.
(G)	Investment made with cash collateral received from securities on loan.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$14,473	$—
Other Government Securities	—	1,805	—
United States Government Obligations	—	1,875	—
Short-Term Securities	530	—	—

Total	$530	$18,153	$—

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$20,043

Gross unrealized appreciation	351
Gross unrealized depreciation	(1,711)

Net unrealized depreciation	$(1,360)